Schedule of Other Payables (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Other Payables
Outsourcing fees	¥ 1,386	¥ 1,584
Professional fees	9,249	9,912
Sales and marketing	4,936	4,596
Research and development	880	8,180
Income tax withholding	52,875	3,110
Compensations	11,020	16,070
Business tax payable		3,919
Others	33,256	10,779
Total other payable	¥ 113,602	¥ 58,150